Inventories (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Inventories

	December 31, 2019	December 31, 2018
Raw materials	13,643	14,980
Work in progress	8,565	8,681
Finished goods and goods for resale	17,565	19,762

Total inventories at the lower of cost and net realisable value	39,773	43,423